Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of minimum annual commitments (undiscounted) for the use of satellite transponders

At December 31, 2018, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders:

	Thousands of
	U.S. Dollars

2019	U.S.$	8,010
2020		7,574
2021		6,268
2022 and thereafter		2,956
	U.S.$	24,808

Schedule of non-cancellable annual lease commitments (undiscounted)	As of December 31, 2018, non-cancellable annual lease commitments (undiscounted) are as follows:

2019	Ps.	826,722
2020		768,575
2021		717,957
2022		685,883
2023		674,820
Thereafter		3,486,474
	Ps.	7,160,431